As filed with the Securities and Exchange Commission on July 1, 2004
                                                              File Nos. 333-___
                                                                        811-___

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            PRIMECAP Odyssey Funds
            (Exact Name of Registrant as Specified in its Charter)

           225 South Lake Avenue, Suite 400, Pasadena, CA 91101-3005
                    (Address of Principal Executive Office)

                                (626) 304-9222
             (Registrant's Telephone Number, Including Area Code)

                         Mitchell J. Milias, President
           225 South Lake Avenue, Suite 400, Pasadena, CA 91101-3005
                    (Name and Address of Agent for Service)

                                   Copy to:
                                Michael Glazer
                    Paul, Hastings, Janofsky & Walker, LLP
            515 South Flower Street, Los Angeles, California 90071
                           _________________________

      The Registrant hereby amends this Registration Statement under the
      Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of
      Section 8(a) of the Securities Act of 1933 or until the Registration
      Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

      Approximate Date of Public Offering:  As soon as practicable following effective date

      It is proposed that this filing will become effective:
      ______    immediately upon filing pursuant to Rule 485(b)
      ______    on ___________ pursuant to Rule 485(b)
      ______    60 days after filing pursuant to Rule 485(a)(1)
      ______    75 days after filing pursuant to Rule 485(a)(2)
      ______    on ___________ pursuant to Rule 485(a)(1)

PRIMECAP Odyssey Funds

PRIMECAP Odyssey Growth Fund
PRIMECAP Odyssey Aggressive Growth Fund
PRIMECAP Odyssey Stock Fund

Table of Contents
Prospectus	Risk/Return Summary and Fund Expenses of:
[_______ __], 2004	PRIMECAP Odyssey Growth Fund	1
	PRIMECAP Odyssey Aggressive Growth Fund	3
	PRIMECAP Odyssey Stock Fund	5
	Investment Objectives, Strategies and Risks	7
	Fund Management	9
	Pricing of Shares	11
	Purchasing and Adding to Your Shares	11
	Selling Your Shares	13
	Dividends, Distributions and Taxes	15
	Other Information	15

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Risk/Return Summary and Fund Expenses	PRIMECAP Odyssey Growth Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Primary Investment Strategies

The Fund invests mainly in U.S. stocks, emphasizing companies with above average earnings growth potential that is not reflected in their current market prices. These stocks typically provide little current income. The Fund’s portfolio consists predominantly of mid- and large-cap stocks. Through its research, the Fund’s adviser identifies stocks that it believes will outperform the market over a three to five year time frame.

Primary Risks

You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

  Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
  Investment style risk, which is the chance that returns from mid- and large-cap stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.
  Manager risk, which is the chance that as a result of poor security selection by the Fund’s adviser the Fund may underperform other funds with a similar investment objective.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk/Return Summary and Fund Expenses	PRIMECAP Odyssey Growth Fund

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid Directly From Your Investment)		Annual Fund Operating Expenses (Deducted From Fund Assets)
Sales charge on purchases or reinvested dividends	None	Management fees	0.60%
Redemption or exchange fees (as a percentage of amount redeemed or exchanged)*	2.00	Other expenses (est.)** Total annual Fund operating expenses**	0.65 1.25

*	A redemption/exchange fee of 2.0% may be charged for any shares redeemed or exchanged within 60 days after the date they were acquired. The fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund’s policy on redemption fees, see “Redemption Fees” later in this prospectus.

**	The Fund’s adviser has agreed to limit the Fund’s annual operating expenses, including repayment of previous waivers, to 1.25% of the Fund’s average daily net assets through December 31, 2007. Without this waiver, the operating expenses are estimated to be [__]%.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you reinvest all dividends and capital gain distributions, and that the Fund’s operating expenses remain the same as shown above. The example does not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

1 YEAR	3 YEARS
$[_____]	$[_____]

Risk/Return Summary and Fund Expenses	PRIMECAP Odyssey Agressive Growth Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Primary Investment Strategies

The Fund invests mainly in U.S. stocks, emphasizing companies with prospects for rapid earnings growth. These stocks typically provide little current income. The Fund’s portfolio consists predominantly of small- and mid-cap stocks. Through its research and its evaluation of the relationship between growth prospects and valuation, the Fund’s adviser identifies stocks that it believes will outperform the market over a three to five year time frame.

Primary Risks

You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

  Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
  Investment style risk, which is the chance that returns from small- and mid-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.
  Manager risk, which is the chance that as a result of poor security selection by the Fund’s adviser the Fund may underperform other funds with a similar investment objective.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk/Return Summary and Fund Expenses	PRIMECAP Odyssey Agressive Growth Fund

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid Directly From Your Investment)		Annual Fund Operating Expenses (Deducted From Fund Assets)
Sales charge on purchases or reinvested dividends	None	Management fees	0.60%
Redemption or exchange fees (as a percentage of amount redeemed or exchanged)*	2.00	Other expenses (est.)** Total annual Fund operating expenses**	0.65 1.25

*	A redemption/exchange fee of 2.0% may be charged for any shares redeemed or exchanged within 60 days after the date they were acquired. The fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund’s policy on redemption fees, see “Redemption Fees” later in this prospectus.

**	The Fund’s adviser has agreed to limit the Fund’s annual operating expenses, including repayment of previous waivers, to 1.25% of the Fund’s average daily net assets through December 31, 2007. Without this waiver, the operating expenses are estimated to be [__]%.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you reinvest all dividends and capital gain distributions, and that the Fund’s operating expenses remain the same as shown above. The example does not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

1 YEAR	3 YEARS
$[_____]	$[_____]

Risk/Return Summary and Fund Expenses	PRIMECAP Odyssey Stock Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Primary Investment Strategies

The Fund invests mainly in U.S. stocks, emphasizing companies with financial results which the Fund’s adviser believes will evolve materially better than consensus expectations. Through its research, the Fund’s adviser identifies companies that it believes will outperform the market over a three to five year time frame. The Fund’s adviser looks for companies that will grow faster and/or will be more profitable than their current market valuations suggest, and for companies with asset values that are not adequately reflected in their stock prices. The Fund may invest in publicly traded companies of any size.

Primary Risks

You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

  Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
  Investment style risk, which is the chance that returns from the mix of small-, mid- and large-cap stocks in the Fund’s portfolio will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Additionally, from time to time the Fund will invest in growth stocks, which may be more volatile than the overall stock market.
  Manager risk, which is the chance that as a result of poor security selection by the Fund’s adviser the Fund may underperform other funds with a similar investment objective.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk/Return Summary and Fund Expenses	PRIMECAP Odyssey Stock Fund

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid Directly From Your Investment)		Annual Fund Operating Expenses (Deducted From Fund Assets)
Sales charge on purchases or reinvested dividends	None	Management fees	0.60%
Redemption or exchange fees (as a percentage of amount redeemed or exchanged)*	2.00	Other expenses (est.)** Total annual Fund operating expenses**	0.65 1.25

*	A redemption/exchange fee of 2.0% may be charged for any shares redeemed or exchanged within 60 days after the date they were acquired. The fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund’s policy on redemption fees, see “Redemption Fees” later in this prospectus.

**	The Fund’s adviser has agreed to limit the Fund’s annual operating expenses, including repayment of previous waivers, to 1.25% of the Fund’s average daily net assets through December 31, 2007. Without this waiver, the operating expenses are estimated to be [__]%.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you reinvest all dividends and capital gain distributions, and that the Fund’s operating expenses remain the same as shown above. The example does not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

1 YEAR	3 YEARS
$[_____]	$[_____]

Investment Objectives, Strategies and Risks

Each Fund’s fundamental investment objective is long term capital appreciation. The following sections further explain the primary investment strategies that PRIMECAP Management Company, the Funds’ adviser, uses in pursuit of each Fund’s objective and the major risks to which investment in the Funds is subject. PRIMECAP Odyssey Funds’ Board of Trustees, which oversees management of the Funds, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

Strategies

Stocks of publicly traded companies are often classified according to the total market value of the companies’ outstanding stock, or “market capitalization” – as small-cap, mid-cap, and large-cap stocks. Market capitalization ranges change over time, interpretations of size vary, and there are no “official” definitions of small-, mid-, and large-cap. The Funds’ adviser currently defines small-cap stocks as stocks of companies with market capitalizations less than $1 billion, mid-cap stocks as stocks of companies with market capitalizations ranging from $1 billion to $15 billion, and large-cap stocks as stocks of companies with market capitalizations above $15 billion.

The adviser selects common stocks that it believes will have future financial results that are not reflected in the current market prices. Stocks selected for a Fund generally are issued by companies that have strong positions within their industries, improving returns on equity, good long-term prospects for well-above-average growth in sales or earnings, and capable management teams.

Through careful analysis, the adviser attempts to quantify a company’s “fundamental value.” The adviser compares the fundamental value with the market price of the company’s stock. The adviser then decides whether to purchase the stock mainly on the basis of how attractive this comparison is in relation to the comparison for other potential investments. Because a Fund’s selections are determined by an analysis of each individual stock, a Fund’s makeup may differ substantially from the overall market’s characteristics. For example, the proportion of a Fund’s assets invested in a particular industry may be significantly greater or less than that industry’s proportion of the overall stock market. The adviser does not try to make investment decisions based on short-term trends in the stock market. If attractively priced stocks cannot be found, a Fund’s cash levels will increase.

Although each Fund invests with a long-term horizon of three to five years, the adviser may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true. The Funds are generally managed without regard to tax ramifications.

Although the Funds invest mainly in U.S. stocks, each may invest substantial assets in foreign securities traded on U.S. or foreign markets.

Any Fund may temporarily depart from its normal investment policies – for instance, by allocating substantial assets to cash investments – in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

Risks

In general, the higher the risk of losing money, the higher the potential reward. The reverse also is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any of the Funds, you should take into account your personal tolerance for daily fluctuations in the price of your

Investment Objectives, Strategies and Risks

Fund shares. In addition to the risks described above under “Risk/Return Summary and Fund Expenses,” the Funds are subject to the following risks.

Risks of Individual Companies (All Funds). The prices of each of the stocks held by a Fund may decline in response to certain events, including those directly involving the companies issuing the securities owned by the Fund; conditions affecting the general economy; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Risks of Growth Stocks (All Funds). Growth stocks are likely to be more volatile in price than the stock market as a whole. Historically, growth funds have tended to outperform the market as a whole in bull markets and underperform the market as a whole in declining markets. Of course, there is no guarantee that this pattern will continue in the future.

Risks of Mid-Cap Stocks (All Funds). Stocks of mid-sized companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Their stocks may trade less frequently or in limited volume, may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

Risks of Small-Cap Stocks (Aggressive Growth and Stock Funds). Stocks of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their stocks may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these stocks may fluctuate in value more than mid-cap stocks and stocks of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

Risks of Foreign Stocks (All Funds). To the extent that it owns foreign stocks, a Fund is subject to the following additional risks: country risk, which is the chance that domestic events – such as political upheaval, financial troubles, or natural disasters – will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Fund Management

The Funds are series of PRIMECAP Odyssey Funds, a Delaware statutory trust (the “Trust”). The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Funds’ adviser, distributor and administrator. The Trust’s officers conduct and supervise its daily business operations.

The Adviser

PRIMECAP Management Company, 225 South Lake Avenue, Pasadena, California 91101, adviser to all three Funds, is an investment advisory firm founded in 1983. The adviser also provides investment advisory services to other mutual funds, endowment funds, employee benefit plans, and foundations. As of [_________], 2004, the adviser managed about $[__] billion in assets. For the services to the Funds, the adviser receives a fee paid monthly at the annual rate of 0.60% of the first $100 million of each Fund’s average net assets and 0.55% of the Fund’s average daily assets in excess of $100 million.

The adviser is authorized to choose broker-dealers to handle the purchase and sale of each Fund’s securities, and seeks to obtain the best available price and most favorable execution for all transactions. In obtaining better execution of a transaction, the adviser may at times choose brokers which charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, the adviser is authorized to choose a broker which will provide research services to the adviser.

The managers primarily responsible for overseeing the Funds’ investments are:

  Howard B. Schow, Chairman and Co-Founder of PRIMECAP Management Company. He has worked in investment management since 1956, has managed assets since 1961, has been with PRIMECAP Management Company since 1983, and has managed assets of the PRIMECAP Odyssey Funds since their inception. Education: B.A., Williams College; M.B.A., Harvard Business School.
  Theo A. Kolokotrones, President and Co-Founder of PRIMECAP Management Company. He has worked in investment management since 1970, has managed assets since 1979, has been with PRIMECAP Management Company since 1983, and has managed assets of the PRIMECAP Odyssey Funds since their inception. Education: B.A., University of Chicago; M.B.A., Harvard Business School.
  Joel P. Fried, Executive Vice President of PRIMECAP Management Company. He has worked in investment management since 1985, has managed assets for PRIMECAP Management Company since 1986, and has managed assets of the PRIMECAP Odyssey Funds since their inception. Education: B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.
  Mitchell J. Milias, Vice Chairman and Co-Founder of PRIMECAP Management Company. He has worked in investment management since 1964, has managed assets since 1967, has been with PRIMECAP Management Company since 1983, and has managed assets of the PRIMECAP Odyssey Funds since their inception. Education: B.S., Stanford University; M.B.A., Harvard Business School.
  Alfred W. Mordecai, Senior Vice President of PRIMECAP Management Company. He has worked in investment management since 1997, has managed assets for PRIMECAP Management Company since 1999, and has managed assets of the PRIMECAP Odyssey Funds since their inception. Education: B.S.E., Duke University; M.E.A., Virginia Polytechnic Institute and State University; M.B.A., Harvard Business School.

Fund Management

Each of these five individuals manages his portion of each Fund autonomously; there is no decision-making by committee. A small portion of each Fund’s assets is managed by individuals in the adviser’s research department.

PRIMECAP Management Company and its managers have received numerous awards and recognitions, including the following:

  Morningstar awarded Messrs. Schow, Kolokotrones and Fried with its Domestic Equity Fund Manager of the Year Award in 2003.
  Morningstar named Messrs. Schow, Kolokotrones and Fried as runners-up to its Fund Manager of the Year Award in 2000, 1999, and 1997.
  Mutual Funds Magazine named Messrs. Schow and Kolokotrones as Domestic Managers of the Year for 1997.
  Lipper awarded its 2003 Performance Achievement Certificate for Number One Multi-Cap Core Fund for the Five-Year Period Ending December 31, 2003 to a mutual fund for which PRIMECAP Management Company serves as the portfolio manager.
  Lipper awarded its 2000 Performance Achievement Award for #1 Performing Multi-Cap Core Fund for Ten and Fifteen Years to a mutual fund for which PRIMECAP Management Company serves as the portfolio manager.
  Lipper awarded its 1999 Performance Achievement Certificate for Number One Multi-Cap Core Fund for the Fifteen-Year Period Ending December 31, 1999 to a mutual fund for which PRIMECAP Management Company serves as the portfolio manager.
  Mutual funds managed by PRIMECAP Management Company were named to the Money 100 for 2003, 2002, and 2001 based on Money Magazine’s evaluation of the mutual funds’ performance, expenses, and other factors.

Other Service Providers

[_____________________]     (the “Administrator”) is the Funds’ administrator. Its address is [_____________________________]. [_____________________] (the “Distributor”), an affiliate of the Administrator, is the Funds’ distributor. Its address is [____________________________]. [_________________], an affiliate of the Administrator, is the Funds’ Transfer and Dividend Disbursing Agent. Its address is [_____________________________].

[_____________________]     is the custodian of the Funds’ assets and employs foreign sub-custodians to provide custody of the Funds’ foreign assets.

The Statement of Additional Information has more information about the adviser and the Funds’ other service providers.

Shareholder Information

Pricing of Shares

The price of a Fund’s shares is based on its per share net asset value (“NAV”). The NAV is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities, and dividing the result by the number of outstanding shares of the Fund. Each Fund calculates its NAV once daily at the close of public trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on days that the Exchange is open for trading.

Each Fund values its investments at their market value. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Purchasing and Adding to Your Shares

Price of Shares

Each Fund sells shares without a sales charge at the NAV which is next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Fund, or (2) after the Fund’s transfer agent receives your order directly in proper form (which generally means a completed application form together with a negotiable check in U.S. dollars or a wire transfer of funds). You may pay a fee if you buy Fund shares through a broker or agent.

Minimum Initial Investment

The minimum initial investment in the Fund is $2,000; subsequent investments must be at least $[____]. The Funds’ distributor may waive the minimum investment for institutions making continuing investments in a Fund and from time to time for other investors, including retirement plans and employees of the adviser.

Exchanges of Shares

Generally, you may exchange your shares of one Fund into shares of any other Fund. However, each Fund may assess a 2.00% redemption fee based on the total value of shares that are redeemed from, or exchanged out of, that Fund if you have held those shares for fewer than 60 days. See the discussion of “Redemption Fees” below.

Purchases through a Securities Dealer

You may purchase shares of a Fund through a securities dealer which has an agreement with the Funds’ distributor (a “selected dealer”). Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Fund will price your order at the Fund’s net asset value next computed after it is accepted by an authorized dealer or the dealer’s authorized designee. The Fund and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order. A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent

To purchase shares of a Fund directly from the Funds’ transfer agent, complete the account application (available from the Funds’ transfer agent, a selected dealer or the Funds’ website at www.[______].com) and deliver it to the transfer agent as required by the application. You may pay by a check with the

Shareholder Information

application, or by a wire transfer of funds as described below. You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

Payment by Wire

To pay for an initial investment in a Fund by wire, call the Funds’ transfer agent at [___________] between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading for an account number or see the instructions on the Funds’ website at www.[______].com. The transfer agent will want to know your name, address, tax identification number, amount being wired and wiring bank. You can then instruct the wiring bank to transfer funds by wire to:

[Name of transfer agent]
ABA #[_____________],
DDA #[_____________],
for credit to [___________________],
or further credit to [your name and account number].

Make sure that the wiring bank includes the name of the Fund and the account number with the wire. If the Funds’ transfer agent receives your funds before the Fund’s net asset value is calculated, your funds will be invested on that day at the net asset value next calculated; otherwise, they will be invested on the next business day at the net asset value next calculated.

To make an additional purchase by wire, see the instructions on the Funds’ website or call the Funds’ transfer agent at [____________] before the wire is sent. Otherwise, your purchase may be delayed indefinitely. Wire funds to the transfer agent, care of [_____________________], as described above, including the name of the Fund and your account number with the wire.

Retirement Plan Participants

Individual participants in qualified retirement plans should purchase shares of a Fund through their plan sponsor or administrator, which is responsible for transmitting orders. The procedures for investing in the Fund depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

Automatic Reinvestment

Each Fund reinvests dividends and capital gain distributions on your shares without any sales charge in additional shares unless you indicate otherwise on the account application. You may elect to have dividends or capital gain distributions paid in cash on your application or by written request to the Funds’ transfer agent.

Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, the Funds’ transfer agent will verify certain information on your account application as part of the Funds’ anti-money laundering program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at [______________] if you need additional assistance when completing your application.

Shareholder Information

If a Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction in the account until such information is received. Each Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Other

The Funds’ transfer agent credits shares to your account and does not issue stock certificates. The Funds and their distributor each reserve the right to reject any purchase order or suspend or modify the offering of a Fund’s shares.

A Fund and the transfer agent may reject any purchase order for any reason and without prior notice. Excessive or short-term trading (such as market timing) in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund expenses. A Fund or the transfer agent may reject a purchase order and may terminate or restrict the exchange privilege of any investor or group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the adviser or the transfer agent, actual or potential harm to the Fund. A Fund or the transfer agent may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed or after acceptance by an intermediary. In some cases, where shares are held in omnibus or retirement plan accounts, it may not be practicable for the Fund to monitor such activity.

Selling Your Shares

How to Redeem Shares

Your shares may be redeemed only by instructions from the registered owner of your shareholder account. If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Funds’ transfer agent.

You may redeem shares by contacting your selected dealer or authorized intermediary. The selected dealer can arrange for the repurchase of the shares through the Funds’ distributor at the net asset value next determined after the selected dealer receives your instructions. The dealer may charge you for this service. If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

You may also redeem shares by mailing instructions to the Funds’ transfer agent, [________________________________________], or by delivering instructions to the transfer agent at [______________________________________]. The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and your name and account number. A corporation, partnership, trust or fiduciary redeeming shares must submit written evidence of authority acceptable to the transfer agent and the signature must be medallion guaranteed. The price you will receive for the shares redeemed is the next determined net asset value for the shares after the transfer agent has received a completed redemption request.

You may establish telephone, fax and Internet redemption privileges by checking the appropriate boxes and supplying the necessary information on the account application. You can then redeem shares by telephoning the transfer agent at [_____________], between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading or by visiting www.[______].com. It may be difficult to reach the Funds by telephone, fax or the Internet during periods of unusual market activity. If this happens, you may purchase or redeem shares by mail as described above. If the transfer

Shareholder Information

agent receives your redemption request before 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading, it will process your request that day; otherwise, it will process your request on the next business day. Institutional investors may also make special arrangements with the transfer agent for designating personnel who are authorized to place telephone, fax or Internet redemption requests.

The Funds will use procedures, such as assigned personal identification numbers, designed to provide reasonable verification of the identity of a person making a telephone, fax or Internet redemption request. The Funds reserve the right to refuse a telephone, fax or Internet redemption request if they believe that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption. You will be promptly notified of any refused request for a telephone, fax or Internet redemption. If these normal identification procedures are not followed, the Funds or their agents could be liable for any loss, liability or cost which results from acting upon telephone, fax or Internet redemption instructions of a person believed to be a shareholder.

Redemption Payments

Redemption payments will be made within seven days after receipt by the Funds’ transfer agent of the written, telephone, fax or Internet redemption request and, if required, a signature guarantee and any other necessary documents, except as indicated below. Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Fund of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid by check. However, at your request, the transfer agent will wire redemption proceeds of $[___] or more to your bank account. Requests for redemption by wire should include the name, location and ABA or bank routing number (if known) of the designated bank and your bank account number.

Minimum Account Size and Redemption of Small Accounts

Each Fund deducts a $12 fee in December of each year from each nonretirement account with a balance at that time below $2,000. If your account balance falls below [$________] because of redemptions, the Fund may notify you and, if your investment value remains below [$_________] for a continuous 60-day period, the Fund may redeem your shares. However, the Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares. The minimum account size requirements do not apply to shares held by officers or employees of the adviser or its affiliates or Trustees of the Funds. The Funds reserve the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Redemption Fees

Each Fund may assess a redemption fee of 2.00% of the total redemption amount if you sell your shares after holding them for fewer than 60 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. Although the Funds have a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain

Shareholder Information

omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. The fee does not apply to shares purchased through reinvested dividends or capital gains.

Dividends, Distributions and Taxes

Each Fund expects to pay income dividends annually, and to make distributions of net capital gains (if any) at least annually. The Board of Trustees may decide to pay dividends and distributions more frequently.

Each Fund automatically reinvests dividends and capital gain distributions in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested cash payment in writing to the Funds’ transfer agent.

Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. If you purchase shares shortly before the record date of a dividend or distribution, the shares will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of your capital.

Distributions made by a Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December. The Funds will inform you annually of the amount and nature of their distributions.

Dividends and interest earned by a Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%. However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes. The Funds will also notify you each year of the amounts available as credits.

The Statement of Additional Information contains further information about taxes. Consult your own advisers about federal, state and local taxation of distributions from the Fund.

Other Information

For transfer agent services	[Transfer Agent]
For retirement plan services	Call your employer or plan administrator
For dealer services	[Distributor]

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes.

Annual/Semi-annual report to shareholders. The Trust’s shareholder reports contain additional information about the Funds, including financial statements, investment results, portfolio holdings, a statement from management discussing market conditions and the Funds’ investment strategies, and the independent accountants’ report (in the annual report).

Statement of additional information (“SAI”). The SAI contains more detailed information on all aspects of the Funds, including the Funds’ financial statements, and is incorporated by reference into this prospectus.

The SAI has been filed with the Securities and Exchange Commission (“SEC”). The SAI and other related materials about the Funds are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC’s website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Household mailings. Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also occasionally receive proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible only one copy of these documents will be sent to shareholders who are part of the same family and share the same address.

If you would like to receive a free copy of the SAI or annual/semi-annual reports to shareholders, please call [__________________] at [______________] or write to the Secretary of the Trust at [_______________________________].

Investment Company File No. 811-[___]

                            PRIMECAP ODYSSEY FUNDS
                            Telephone: [__________]

                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED [_______], 2004

                         PRIMECAP ODYSSEY GROWTH FUND
                    PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                          PRIMECAP ODYSSEY STOCK FUND

PRIMECAP Odyssey Funds (the "Trust") is a professionally managed, open-end, management investment company with multiple funds available for investment. This
Statement of Additional Information ("SAI") contains information about the shares of all three of the Trust's investment portfolios (each, a "Fund," and collectively, the "Funds").

This SAI is not a prospectus. You should read this SAI in conjunction with the
Prospectus dated [_______], 2004. All terms defined in the Prospectus have the same meanings in this SAI. You can order copies of the Prospectus without charge by writing to [______________________] or calling the Transfer Agent at the telephone number indicated above.

                            INVESTMENT RESTRICTIONS

Each Fund's investment objective is a fundamental policy and may not be changed without approval by a vote of the holders of a majority of the Fund's outstanding voting securities, as described under "General Information - Shares of the Funds." The investment restrictions described below also apply to the
Funds. The restrictions designated as fundamental policies may not be changed without approval by the holders of a majority of the relevant Fund's outstanding shares. If the Trust's Board of Trustees determines, however, that a Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Trust's Board may make such change without shareholder approval and will disclose any such material change in the then-current prospectus. Any policy that is not specified in the Funds'
Prospectus or in the SAI as being fundamental is non-fundamental.

If a percentage limitation described below is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities or resulting from reorganizations, consolidations, payments out of assets of the Fund or redemptions of shares will not constitute a violation of such limitation, except for investment restriction (2) below.

Fundamental Investment Restrictions

As a matter of fundamental policy, each Fund is diversified. This means that at least 75% of the value of the Fund's total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and securities of issuers each of which represents no more than 5% of the value of the Portfolio's total assets and no more than 10% of the issuer's outstanding voting securities. Further, as a matter of fundamental policy, no Fund may do any of the following:

(1) Purchase the securities of issuers conducting their principal business activities in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be
25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in U.S. Government obligations and repurchase agreements secured by such obligations.

(2) Borrow money or issue senior securities as defined in the Investment Company
Act of 1940, as amended (the "1940 Act" or "Investment Company Act"), except (a)
with regard to senior securities, as permitted pursuant to an order or a rule issued by the Securities and Exchange Commission (the "Commission"), (b) that each Fund may borrow from banks up to 15% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 15% of the current value of its net assets
(but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists), and (c) a Fund may make short sales of securities.

(3) Purchase or sell real estate (other than securities issued by companies that invest in real estate or interests therein).

(4) Purchase commodities or commodity contracts, except that each Fund may enter into forward currency exchange transactions and futures contracts, and may write call options and purchase call and put options on futures contracts, in accordance with its investment objective and policies.

(5) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures).

                                                                               2

(6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting.

(7) Make investments for the purpose of exercising control or management.
Investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

(8) Lend money or portfolio securities, except that each Fund may lend portfolio securities to or enter into repurchase agreements with certain brokers, dealers and financial institutions aggregating up to 33 1/3% of the current value of the lending Fund's total assets.

(9) Pledge, mortgage, or hypothecate more than 15% of its net assets.

              ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS

Common Stock

Each Fund mainly invests in common stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.
Common stock is subject to the market and other risks described in the
Prospectus.

Preferred Stock

Each Fund may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Dividends on some preferred stock may be "cumulative" (requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock), non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stock may be less attractive, causing the price of the preferred stock to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Preferred stock does not ordinarily carry voting rights. The rights of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with the corporation's debt securities.

Warrants and Convertible Securities

Each Fund may invest in warrants. A warrant gives the holder the right to subscribe by a specified date to a stated number of shares of stock of the issuer at a fixed price. A warrant tends to be more volatile than the underlying stock, and if at a warrant's expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless.
Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant, the holder can acquire the stock at a price below its market value. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly.

Each Fund may invest in convertible securities.  A convertible security may be a fixed income debt security or preferred stock, and may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or another issuer.  A convertible security, while usually

                                                                               3

subordinated to nonconvertible debt securities of the same issuer, is senior to common stock in an issuer's capital structure. Convertible securities may offer more flexibility by providing the investor with a steady income stream
(generally yielding a lower amount than nonconvertible securities of the same issuer and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Convertible security prices tend to be influenced by changes in the market value of the issuer's common stock as well as changes in interest rates. Convertible securities are purchased by the Funds primarily for their equity characteristics and are not subject to rating criteria.

Foreign Securities

Each Fund may invest in foreign securities directly or in the form of American
Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global
Depositary Receipts ("GDRs") or other Depositary Receipts (which, together with
ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary
Receipts") to the extent such Depositary Receipts become available.

Depositary Receipts. ADRs are publicly traded on exchanges or over-the-counter
("OTC") in the United States. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a U.S. or foreign corporation. Depositary Receipts may be "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. In an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the holders of the Depositary
Receipts. Foreign issuers in respect of whose securities unsponsored Depositary
Receipts have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored Depositary Receipts are traded, and the market value of the Depositary Receipts may not be correlated with such information.

General Risks of Investing in Foreign Securities. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

Lack of Information. Some of the foreign securities held by the Funds may not be registered with the Commission, nor will the issuers thereof be subject to the
Commission's reporting requirements. Accordingly, there may be less publicly available information about a foreign company than about a U.S. company, and such foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States may not be applicable to certain smaller capital markets. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic companies.

Foreign Stock Markets. Foreign markets have different settlement and clearance procedures than U.S. markets, and in certain foreign markets settlements have at times failed to keep pace with the volumes of

                                                                               4

securities transactions, making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when assets of a
Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a
Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than in the United States. The foregoing risks are often heightened for investments in smaller capital markets and developing countries.

Foreign Currencies. Each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates will affect the values of securities in a Fund's portfolio and the unrealized appreciation or depreciation of investments insofar as U.S.
investors are concerned. A Fund may also hold foreign currency in connection with the purchase and sale of foreign securities. To the extent the foreign currency is so held, there may be a risk due to foreign currency exchange rate fluctuations. Such foreign currency will be held with the Funds' custodian bank or by an approved foreign subcustodian.

Investing in Countries with Smaller Capital Markets. Each Fund may invest in securities of companies located in developing countries. The securities markets of developing countries are not as large as the U.S. securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. Certain markets, such as those of China, are in only the earliest stages of development. There may also be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many such markets also may be affected by developments with respect to more established markets in their region, such as in Japan.
Developing country brokers typically are fewer in number and less capitalized than brokers in the United States.

Political and social uncertainties exist for some developing countries. In addition, the governments of many such countries have heavy roles in regulating and supervising their respective economies. Another risk common to most such countries is that the economies are heavily export oriented and, accordingly, dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors.

Archaic legal systems in certain developing countries also may have an adverse impact on a Fund investing in developing countries. For example, while the potential liability of a shareholder in a U.S. corporation with respect to the acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain developing countries. Similarly, the rights of investors in developing countries may be more limited than those of shareholders of U.S. corporations.

Some of the currencies of developing countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.

Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. For example, certain

                                                                               5

countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company, or limit investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price)
than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of each Fund. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares that were purchased reregistered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. In addition, even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from
China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. A Fund's investment in these companies will be subject to certain percentage limitations of the 1940 Act. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values.

In certain countries, banks or other financial institutions may be among the leading companies to have actively traded securities. The 1940 Act restricts each Fund's investments in any equity securities of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from
"securities-related activities," as defined by the rules thereunder. These provisions may restrict the Fund's investments in certain foreign banks and other financial institutions.

Inflation accounting rules in some developing countries require a company that keeps tax and accounting records in the local currency to restate certain assets and liabilities on the company's balance sheet in order to express items in terms of currency of constant purchasing power. This inflation accounting may indirectly generate losses or profits for certain companies in developing countries.

Satisfactory custodial services for investment securities may not be available in some developing countries, which may result in a Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Options, Futures and Other Derivatives

Each Fund may use a variety of derivative financial instruments to hedge their investments and to enhance their income or manage their cash flow
("Derivatives"). A derivative financial instrument is

                                                                               6

generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (such as an interest rate or currency exchange rate), security, commodity, or other asset. In addition to the
Derivatives briefly described below, PRIMECAP Management Company (the "Adviser"
or "PRIMECAP Management") may discover additional opportunities in connection with options, future contracts, foreign currency forward contracts and other hedging techniques. These new opportunities may become available as PRIMECAP
Management develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency forward contracts or other techniques are developed. PRIMECAP
Management may utilize these opportunities with any of the Funds to the extent that they are consistent with the Fund's investment objectives and permitted by the Fund's investment limitations and applicable regulatory authorities. The
Prospectus and this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Options on Equity Securities. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

Options on Securities Indexes. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a stock option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

Foreign Currency Options. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. Each Fund may use foreign currency options separately or in combination to control currency volatility. Among the strategies that may be employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price.

Futures Contracts. Each Fund may enter into futures contracts. In general, futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time at a specified price.

Stock Index Futures Contracts. A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck.
No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

                                                                               7

Options on Future Contracts. Put and call options on futures contracts give the purchaser the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, respectively, upon exercise of the option, at any time during the option period.

Forward Contracts on Foreign Currencies. A forward contract on a foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

Hedging Strategies. Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Derivative intended partially or fully to offset potential declines in the value of one or more investments held by a Fund. Thus, in a short hedge a Fund takes a position in a Derivative whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declines below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. Alternatively, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

Conversely, a long hedge is a purchase or sale of a Derivative intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Derivative whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increases above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

Derivatives on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Derivatives on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Derivatives on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

The use of Derivatives is subject to applicable regulations of the Commission, the several options and futures exchanges upon which they are traded and the
Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use Derivatives will be limited by tax considerations. See "Federal Tax
Information."

Special Risks of Hedging Strategies. The use of Derivatives involves special considerations and risks, including those described below.

Successful use of most Derivatives depends upon the Adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the price of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.

There might be imperfect correlation, or even no correlation, between price movements of a Derivative and price movements of the investments being hedged.
For example, if the value of a Derivative used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be

                                                                               8

fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivatives are traded. The effectiveness of hedges using Derivatives on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Adviser projected a decline in the price of a security held by the Fund, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the
Derivative. Moreover, if the price of the Derivative declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

Transactions using Derivatives, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, to the extent required by law, it (1) owns an offsetting covered position in securities or other options or futures contracts or (2) segregates liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Commission guidelines regarding cover for hedging transactions.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Furthermore, if a Fund were unable to close out its positions in such
Derivatives, it might be required to continue to maintain such assets or accounts or make margin payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A
Fund's ability to close out a position in a Derivative prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

Foreign Currency Transactions

Foreign Currency Hedging Strategies - Special Considerations. Each Fund may use
options and futures on foreign currencies, and foreign currency forward contracts as described below, to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Derivatives on that currency are available or such Derivatives are more expensive than certain other Derivatives. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using
Derivatives on other currencies, the values of which PRIMECAP Management believes will have a high

                                                                               9

degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Derivative will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The values of Derivatives on foreign currencies depend on the values of the underlying currencies relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivatives, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round the clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivatives until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay fees, taxes and charges associated with such delivery assessed in the issuing country.

Foreign Currency Forward Contracts. Each Fund may enter into foreign currency forward contracts to purchase or sell foreign currencies for a fixed amount of
U.S. dollars or another foreign currency. Each Fund also may use foreign currency forward contracts for cross hedging. Under this strategy, a Fund would increase its exposure to foreign currencies that the Adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and the Adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

The cost to a Fund from engaging in foreign currency forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because foreign currency forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a foreign currency forward contract, it relies on the other party to the transaction to make or take delivery of the underlying currency at the maturity of the contract. Failure by the other party to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of foreign currency forward contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for foreign currency forward contracts, with the result that closing transactions generally can be made for foreign currency forward contracts only by negotiating directly with the other party. Thus, there can be no assurance that a Fund will in fact be able to close out a foreign currency forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the other party, a Fund might be unable to close out a foreign currency forward contract at any time prior to maturity. In either event,

                                                                             10

the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The precise matching of foreign currency forward contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency forward contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short term currency market movements is extremely difficult, and the successful execution of a short term hedging strategy is highly uncertain.

Limitations on the Use of Foreign Currency Forward Contracts. A Fund may enter into foreign currency forward contracts or maintain a net exposure to such contracts only if (1) completion of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. Government securities or liquid debt or equity securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1)
above, as marked to market daily. Under normal circumstances, consideration of currency fluctuations will be incorporated into the longer term investment decisions made with regard to over all diversification strategies. However, the
Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

Other Investment Companies

In connection with the management of its daily cash position, each Fund may also invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by PRIMECAP
Management. A Fund may also invest in securities issued by other investment companies by purchasing the securities of certain foreign investment funds or trusts called passive foreign investment companies.

A Fund's investment in other investment companies may include shares of exchange traded funds (collectively, "ETFs"). ETFs are not actively managed. Rather, an
ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, there is a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the
ETF were not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF's performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Each Fund intends to limit its investments so that, as determined immediately after a securities purchase is made, not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the relevant Fund's expenses (i.e., management fees and

                                                                             11

operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies or trusts.

Repurchase Agreements

Each Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

Illiquid Securities

Each Fund may invest in illiquid securities. However, no Fund will purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days, if, as a result of the purchase, more than 15% of the
Fund's net assets valued at the time of the transaction are invested in such securities. If otherwise consistent with its investment objective and policies, any of the Funds may purchase securities which are not registered under the 1933
Act but which can be sold to "qualified institutional buyers" in accordance with
Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as PRIMECAP Management, acting under guidelines and procedures that are developed, established and monitored by the Board of Trustees, determines that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The staff of the Commission has taken the position that OTC options that are purchased and the assets used as cover for written OTC options should generally be treated as illiquid securities. However, if a dealer recognized by the
Federal Reserve Bank as a primary dealer in U.S. Government securities is the other party to an option contract written by a Fund and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the Commission staff has agreed that the Fund needs to treat as illiquid only that amount of the cover assets equal to the formula price less the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amounts by which the option is in-the-money). Although PRIMECAP Management does not believe that OTC options are generally illiquid, pending resolution of this issue, each
Fund will conduct its operations in conformity with the views of the Commission staff.

Borrowings

Each Fund may borrow from banks up to 15% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 5% of the current value of its net assets
(but investments may not be purchased while such outstanding borrowings in excess of 5% of its net assets exist). If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

                                                                              12

Borrowing for investment purposes is generally known as "leveraging." Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. In addition, a Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit, which would increase the cost of borrowing over the stated interest rate.

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements which are considered to be borrowings under the 1940 Act.
At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account cash or liquid assets having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account so that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities it is obligated to repurchase. The Funds would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

Loans of Portfolio Securities

Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if liquid assets equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan are maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. While no Fund currently lends its portfolio securities, or has any present intention to lend portfolio securities having an aggregate value in excess of 10% of the current value of the Fund's total assets, each Fund reserves the right to lend portfolio securities having an aggregate value of up to 33 1/3% of the current value of the Fund's total assets. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which such Fund may invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the
Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that had delivered cash-equivalent collateral.
Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. The Funds may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Funds or the Adviser.

Short Sales

Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

                                                                              13

Swap Agreements

Each Fund may enter into equity, index, currency rate, total return and other types of swap agreements. The transactions are entered into in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.
Depending on their structure, swap agreements may increase or decrease the
Fund's exposure to foreign currency values or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

Swap agreements will tend to shift investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's portfolio.

Most swap agreements entered into by a Fund would require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, the
Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the
"net amount'). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. If a swap agreement calls for payments by the Fund, it must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness were to decline, the value of a swap agreement would be likely to decline, potentially resulting in losses to the Fund.

Temporary Investments

Each Fund may take temporary defensive measures that are inconsistent with the
Fund's normal fundamental or non fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the Fund; (3) repurchase agreements involving any such securities; and
(4) other money market instruments. There is no limit on the extent to which a
Fund may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.

When Issued Securities and Forward Commitments

Each Fund may purchase securities on a "when issued" basis and may also purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase

                                                                             14

or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When issued and forward commitment transactions involve the risk, however, that the price obtained in a transaction may be less favorable than the price available in the market when the securities delivery takes place.
No Fund intends to engage in when issued purchases and forward commitments for speculative purposes.

No Fund will start earning interest or dividends on when issued securities until they are received. The value of the securities underlying a when issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a
Fund starting on the date such Fund agrees to purchase the securities. Each Fund will segregate liquid assets in an amount at least equal in value to such Fund's commitment to purchase securities on a when issued or forward commitment basis.
If the value of these assets declines, the Fund will segregate additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

                                                                              15

                                   MANAGEMENT

The Trustees are responsible for the overall management of the Trust, including establishing the Funds' policies and general supervision and review of their investment activities. The officers, who administer the Funds' daily operations, are appointed by the Board of Trustees.

Trustees and Officers

Interested Trustees. The table below sets forth certain information about each of the Trustees of the Trust who is an "interested person" of the Trust as defined by the 1940 Act.

------------------------------------------------------------------------------------------------------------------------------
                                                                                                Number of
                                                   Term of                                  Portfolios in          Other
                                Position(s)     Office; Term          Principal              Fund Complex      Directorships
Name, Address                   Held with         Served in          Occupation(s)            Overseen by         Held by
 and Age                         Trust             Office        During Past 5 Years           Trustee            Trustee
------------------------------------------------------------------------------------------------------------------------------
Mitchell J. Milias*             President       Indefinite;        Vice-Chairman and                3            None
                                and Trustee     since 06/04        Director, Portfolio
225 South Lake Avenue,                                             Manager, Chief
Suite 400,                                                         Administrative Officer
Pasadena, CA 91101-3005                                            and Principal,
                                                                   PRIMECAP
                                                                   Management Company

Age: 62

------------------------------------------------------------------------------------------------------------------------------
Howard B.                       Trustee         Indefinite;        Chairman and                     3            None
Schow*                                          since 06/04        Director, Portfolio
                                                                   Manager, Chief
225 South Lake Avenue,                                             Investment Officer and
Suite 400,                                                         Principal, PRIMECAP
Pasadena, CA 91101-3005                                            Management Company

Age: 77

-------------------------------------------------------------------------------------------------------------------------------

* Messrs. Milias and Schow are "interested persons" of the Trust, as defined by the 1940 Act, because of their employment with PRIMECAP Management Company, the investment adviser to the Trust.

"Independent" Trustees. The table below sets forth certain information about each of the Trustees of the Trust who is not an "interested person" of the Trust as defined in the 1940 Act ("Independent Trustees").

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                    Term of                                  Portfolios in          Other
                                 Position(s)     Office; Term          Principal              Fund Complex      Directorships
Name, Address                    Held with         Served in          Occupation(s)            Overseen by         Held by
 and Age                          Trust             Office        During Past 5 Years           Trustee            Trustee
-------------------------------------------------------------------------------------------------------------------------------
                                 Trustee
-------------------------------------------------------------------------------------------------------------------------------

                                                                              16

Executive Officers. The table below sets forth certain information about each of the Trust's other executive officers.

-------------------------------------------------------------------------------------------------------------------------------
                                                                  Term of
Name, Address                           Position(s) Held      Office; Length   Principal Occupation(s)
 and Age                                with Trust            of Time Served    During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------------
David H. Van Slooten                    Chief Financial       Since 06/04      Vice President, Financial Analyst and Principal,
                                        Officer and Security                   PRIMECAP Management Company
225 South Lake Avenue,
Suite 400,
Pasadena, CA 91101-3005

Age: 40
-----------------------------------------------------------------------------------------------------------------------------

Trustee Compensation. Trustees of the Trust who are not officers or employees of the Trust or PRIMECAP Management Company are entitled to receive from the Trust a quarterly retainer of $[____] and a $[____] fee for each Board of Trustees or committee meeting attended. All Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Audit Committee. The Board of Trustees has an Audit Committee which oversees the
Trust's accounting and financial reporting policies and practices and its internal controls, and the quality and objectivity of the Trust's financial statements and the audit thereof. The Committee also acts as the Trust's
"qualified legal compliance committee." The Audit Committee currently consists of each of the Independent Trustees.

Nominating Committee. The Board of Trustees has a Nominating Committee which is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Nominating
Committee is comprised of all of the Independent Trustees. The Committee does not consider any nominees recommended by shareholders.

Trustee Ownership of Securities. The table below sets forth the extent of each
Trustee's beneficial interest in shares of the Funds as of [___________], 2004.
For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Funds held by members of a Trustee's immediate family.

------------------------------------------------------------------------------------------------------
                                                       Michell J.                  Howard B.
                                                       Milias                      Schow
------------------------------------------------------------------------------------------------------
PRIMECAP Odyssey Growth Fund
------------------------------------------------------------------------------------------------------
PRIMECAP Odyssey Aggressive Growth Fund
------------------------------------------------------------------------------------------------------
PRIMECAP Odyssey Stock Fund
------------------------------------------------------------------------------------------------------
Note: a=None     b=$1 - $10,000      c=$10,001 - $50,000      d=$50,001 - $100,000     e=Over $100,000

As of [________], 2004, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund, except for [_________], who owned [___________________].

                                                                             17

Investment Adviser

Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), each
Fund is advised by PRIMECAP Management, located at 225 South Lake Avenue, Suite
400, Pasadena, California 91101, an investment adviser registered with the
Commission. PRIMECAP Management is primarily owned by Messrs. Schow,
Kolokotrones, and Milias, who also serve as its directors. Mr. Schow serves as
PRIMECAP Management's Chairman, Mr. Milias as its Vice-Chairman and Treasurer
and Mr. Kolokotrones as its President.

Subject to the supervision of the Board of Trustees, PRIMECAP Management provides a continuous investment program for the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. PRIMECAP Management provides services under the
Advisory Agreement in accordance with each Fund's investment objectives, policies, and restrictions.

For its services under the Advisory Agreement, PRIMECAP Management receives compensation from each Fund based on a percentage of the Fund's average daily net assets. The rate of advisory fees payable by each Fund to PRIMECAP
Management is set forth in the Prospectus.

The Advisory Agreement provides that PRIMECAP Management will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement will continue in effect with respect to each Fund provided the continuance is approved annually (1) by the holders of a majority of the Fund's outstanding voting securities or by the Trust's Board of Trustees and (2) by a majority of the Trustees of the Trust who are not parties to the
Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated with respect to any Fund on
60 days' written notice by either party and will terminate automatically if assigned (as defined in the 1940 Act).

Board Determinations. In arriving at their decision to approve the Advisory
Agreement, the Trustees met with representatives of PRIMECAP Management and reviewed information prepared by PRIMECAP Management and materials provided by
Fund counsel.

As part of their review, the Trustees noted that PRIMECAP Management had significant experience in providing investment management services. The Trustees were provided with information on: the investment philosophy and research and decision-making processes of PRIMECAP Management; the performance record of
PRIMECAP Management in managing similar accounts; and the investment management fees charged by advisers of certain other mutual funds investing in strategies similar to the Funds. Based on the foregoing, the Trustees concluded that
PRIMECAP Management's investment process, research capabilities and philosophy were well suited to the Funds given the Funds' investment objectives and policies.

The Trustees also reviewed the projected total expenses of the Funds and noted
the commitment of PRIMECAP Management to limit total expenses of each Fund to
1.25% of the Fund's average daily net assets through December 31, 2007. The
Trustees further evaluated potential benefits of the advisory relationship to
PRIMECAP Management, including the direct and indirect benefits that PRIMECAP
Management may receive from its relationship with the Funds.

                                                                              18

In arriving at a decision to approve the Advisory Agreement, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Advisory
Agreement, including the investment advisory fees, in light of all of the surrounding circumstances. Based upon their review, the Trustees, including all of the independent Trustees, determined, in the exercise of their business judgment, that approval of the Advisory Agreement was in the best interest of the Funds and their respective shareholders.

Administrator and Distributor

Under its Administration Agreement with the Trust, [___________________]
("Administrator") furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by
PRIMECAP Management. For expenses assumed and services provided as administrator pursuant to the Administration Agreement, the Administrator is entitled to receive a fee from each Fund, computed daily and paid monthly, at an annual rate equal to [___]% of the average daily net assets of the Fund.

The Administration Agreement contains provisions limiting the liability of
Administrator similar to those in the Advisory Agreement and requires the Trust to indemnify the Administrator against any loss suffered by the Administrator in connection with the performance of the Administration Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the
Administrator's part in the performance of its duties or from reckless disregard of its obligations and duties under the Administration Agreement. The
Administration Agreement will continue in effect until [_______, 200_], and from year to year thereafter, unless terminated at any time by either party for cause
(as defined in the Agreement), or at the end of any such period, on 60 days'
written notice.

The Trust has also retained the Administrator to provide the Trust with certain fund accounting services pursuant to a Fund Accounting Agreement. For services provided under the Agreement, the Administrator is entitled to receive an annual fee of $[_________] from each Fund which fees are payable in monthly increments.
The term of the Agreement, and its provisions regarding termination, limitation of liability, and indemnification, are similar to those of the Trust's
Administration Agreement with the Administrator.

[____________________________] ("Distributor") has entered into a Distribution
Agreement with the Trust pursuant to which it engages in a continuous distribution of shares of the Funds.

Transfer Agent

[_________________] serves as Transfer Agent for each Fund, for which it receives customary fees.

Codes of Ethics

The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (the "Code of Ethics"). The Code of Ethics
restricts the investing activities of certain Fund officers, Trustees and advisory persons and, as described below, imposes certain restrictions on Fund investment personnel.

All persons covered by the Code of Ethics are required to preclear any personal securities investment (with limited exceptions, such as investment in government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation

                                                                              19

applicable to a proposed investment. In addition, all persons covered by the
Code of Ethics are prohibited from purchasing or selling any security which, to such person's knowledge, is being purchased or sold (as the case maybe), or is being considered for purchase or sale, by a Fund. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, "blackout periods" which prohibit trading by investment personnel of a Fund within periods of trading by the Fund in the same security, and a ban on short-term trading in securities.

In addition, each of the Adviser and the Distributor has adopted a code of ethics as required by Rule 17j-1 of the Investment Company Act, which is designed to prevent affiliated persons of the Adviser and Distributor, respectively, from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds.

The Trust has adopted a Supplemental Code of Ethics for Principal Officers and
Senior Financial Officers ("Supplemental Code"). The Supplemental Code is
intended to deter wrongdoing and promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships, (2) full, fair, accurate, timely and understandable disclosure in reports and documents filed with the
Commission and in other public communications by the Trust, (3) compliance with applicable laws, (4) prompt internal reporting of violations of the Supplemental
Code and (5) accountability for adherence to the Supplemental Code.

Proxy Voting

The Trust's Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities held by the Funds, pursuant to which the Board has delegated the responsibility for voting such proxies to the Adviser as a part of the Adviser's general management of the Funds, subject to the Board's continuing oversight.

A conflict of interest may be deemed to occur when the Adviser or one of its affiliated persons has a financial interest in a matter presented by a proxy to be voted on behalf of a Fund, which may compromise the Adviser's independence of judgment and action in judging the proxy. If such a conflict occurs, the Adviser is required to submit a report to the Board of Trustees indicating the nature of the conflict of interest and how it was resolved.

The Adviser's proxy voting policies and procedures (the "Proxy Policies")
require the Adviser to vote proxies received in a manner consistent with the best interests of its clients, including the Funds.

The Proxy Policies also require the Adviser to vote proxies in a prudent and diligent manner intended to enhance the economic value of the assets of the
Funds. However, the Proxy Policies permit the Adviser to abstain from voting proxies in the event that a Fund's economic interest in the matter being voted upon is limited relative to the Fund's overall portfolio or the impact of the
Fund's vote will not have an effect on its outcome or on the Fund's economic interests.

Certain of the voting guidelines set forth in the Proxy Policies are summarized below:

(1) The Adviser generally votes for: uncontested director nominees recommended by management; the election of auditors recommended by management, unless a dispute exists over policies; limiting directors' liability; eliminating preemptive rights; approving employee stock purchase plans; and establishing employee benefit plans.

(2) The Adviser generally votes against: entrenching the board or adopt anti-takeover measures; adopting cumulative voting rights; and adopting or endorsing social issues.

                                                                              20

Although many proxy proposals can be voted in accordance with these proxy voting guidelines, some proposals will require special consideration, and the Adviser will make a decision on a case-by-case basis in these situations, including proposals to: eliminate director mandatory retirement policies; rotate annual meeting locations and dates; grant options and stock to management and directors; and indemnify directors and/or officers.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 will be available on or before
August 31, 2005 (1) without charge, upon request, by calling 1-800-258-9232, and (2) on the Securities and Exchange Commission's website at
http://www.sec.gov.

                       DETERMINATION OF NET ASSET VALUE

Net asset value per share of the shares for each Fund is determined on each day that the New York Stock Exchange (the "Exchange") is open for trading and any other day (other than a day on which no shares of that Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the
Fund's net asset value per share might be materially affected. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr.
Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving
Day, Christmas Day and Good Friday.

Securities for which market quotations are readily available are valued at latest reported prices. Securities for which the primary market is a national securities exchange are valued at last reported sale prices. Securities traded on the National Association of Securities Dealers Automated Quotations National
Market System are valued at the NASDAQ Official Closing Price. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities (other than money market instruments maturing in 60 days or less), the valuations are based on the mean between the bid and asked prices. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at the mean between the bid and asked prices. Options not listed on a national exchange are valued at the mean between the bid and asked prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer. Foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts.

All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by PRIMECAP Management in accordance with procedures adopted by the
Trustees. These procedures delegate such determinations to a Pricing Committee comprised of officers of PRIMECAP Management and other officers of the Trust, subject to ratification by the Board of Trustees at their next regular meeting
(or more frequently if there is a significant valuation issue). The procedures require PRIMECAP Management to determine an appropriate methodology for determining the fair value of such a security, subject to approval and regular monitoring by the Committee. Such methodologies may include, among other things, the cost of the security to a Fund; traditional valuation methods such as earnings multiples and discounts of similar freely tradable securities; and
assessments of matters such as the issuer's fundamental condition, market conditions, valuations of companies in the same or similar industries, values used by other holders and analysts, size of the Fund's position, recent trades of the same type or class of the issuer's securities, outstanding offers to purchase the securities, and prospects for registration of restricted securities.

                                                                              21

                       PURCHASE AND REDEMPTION OF SHARES

Reference is made to "Purchasing and Adding to Your Shares" in the Prospectus
for certain information as to the purchase of Fund shares.

Each Fund may, at the sole discretion of the Adviser, accept securities in exchange for shares of the Fund. Securities which may be accepted in exchange for shares of any Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market, as determined by reference to the liquidity and pricing policies established by the Board of Trustees; and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange, or market quotations by third party broker-dealers.

The Trust intends to pay in cash for all shares of a Fund redeemed, but reserves the right to make payment wholly or partly in shares of readily marketable investment securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash.

                            PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers to execute transactions in its portfolio securities. In connection with its duties to arrange for the purchase and sale of each Fund's portfolio securities, PRIMECAP Management selects such broker-dealers
("Broker-Dealers") as will, in its judgment, implement the policy of the Trust to achieve quality execution at favorable prices through responsible
Broker-Dealers, and in the case of agency transactions, at competitive commission rates. PRIMECAP Management may also deal directly with the selling or purchasing principal or market maker. In most cases, in dealing with a broker acting as principal or agent, PRIMECAP Management pays a commission.

In allocating transactions to Broker-Dealers, PRIMECAP Management is authorized to consider, in determining whether a particular Broker-Dealer will provide best execution, the Broker-Dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission where it is believed that another Broker-Dealer would offer greater reliability or provide a better price or execution. In addition, although a higher commission is generally not paid to brokers who supply brokerage and research services, PRIMECAP Management has adopted a brokerage allocation policy in reliance on Section 28(e) of the Securities and Exchange Act of 1934, permitting it to cause a Fund to pay commission rates in excess of those another
Broker-Dealer would have charged if PRIMECAP Management determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the Broker-Dealer, viewed either in terms of the particular transaction or PRIMECAP Management's overall responsibilities as to the accounts over which it exercises investment discretion.

Research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. Such research services may be provided by broker-dealers by way of access to various computer generated data, computer hardware and software, support and backup systems and related maintenance costs for such computer-generated data, computer hardware and software. In addition, services and equipment which facilitate the execution and monitoring of securities transactions may be provided by broker dealers by providing rapid communications with financial markets and broker-dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In

                                                                              22

some cases, brokerage and research services are generated by third parties but are provided to PRIMECAP Management by or through broker-dealers.

PRIMECAP Management has a fiduciary duty to achieve best execution for every trade. In order to determine best execution, the SEC has stated that "a money manager should consider the full range and quality of a Broker's services in placing brokerage including, among other things, the value of research provided as well as execution capability, commission rate, financial responsibility and responsiveness to the money manager." PRIMECAP Management has adopted best execution policies and procedures designed to ensure it is achieving the most favorable execution terms reasonably available given the specific circumstances of each trade.

Brokerage and research services provided by Broker-Dealers may be used to service any or all of the clients of PRIMECAP Management and/or may be used in connection with accounts other than those that pay commissions to the
Broker-Dealer providing the brokerage and research services.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services.
Securities are often traded with dealers acting as principal for their own accounts, with a stated commission. The price of the security may also include a profit to the dealer. The Funds use dealers to trade such securities on an agency basis. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Purchases and sales of debt securities are usually principal transactions.

Although PRIMECAP Management makes investment decisions for the Trust independently from those of their other accounts, investments of the kind made by the Funds may often also be made by such other accounts. When PRIMECAP
Management buys or sells the same security at substantially the same time on behalf of a Fund and one or more other accounts managed by PRIMECAP Management,
PRIMECAP Management allocates available investments by such means as, in its judgment, result in fair treatment. PRIMECAP Management aggregates orders for purchases and sales of securities of the same issuer on the same day among the
Funds and its other managed accounts, and the price paid to or received by the
Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the
Funds.

As a result of its investment policies, each Fund may engage in a substantial number of portfolio transactions. Accordingly, while each Fund anticipates that its annual portfolio turnover rate should not normally exceed 50%, it is impossible to accurately predict portfolio turnover rates. A high turnover rate for a Fund's portfolio involves correspondingly greater transaction costs in the form of brokerage commissions and dealer spreads, which are borne directly by the Fund. The portfolio turnover rate will not be a limiting factor when
PRIMECAP Management deems portfolio changes appropriate.

                            FEDERAL TAX INFORMATION

The Prospectus describes generally the federal tax treatment of distributions by the Funds. This section of the SAI includes certain additional information concerning federal income taxes.

Federal Income Tax Consequences

Qualification by a Fund as a "regulated investment company" under the Internal
Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (1) at least 90% of the Fund's

                                                                              23

annual gross income be derived from interest, payments with respect to securities loans, dividends, gains from the sale or other disposition of securities or options thereon, and certain related income; and (2) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the Fund controls (i.e., owns, directly or indirectly,
20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. As regulated investment companies, the Funds will not be subject to federal income tax on their net investment income and net capital gains distributed to their shareholders, provided that they distribute to their shareholders at least 90%
of their net investment income and tax-exempt income earned in each year.

A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain minimum distribution requirements on a calendar year basis. For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year (and also will be taxable to shareholders in such year) if the dividend is actually paid in the following
January. Each Fund intends to distribute substantially all of its net investment income and net capital gains, and thus expects not to be subject to the excise tax.

Income and dividends received by any of the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Funds. Because each Fund is expected to limit its investment in foreign securities, the Fund will not be eligible to elect to "pass through" foreign tax credits to shareholders.

Gains or losses on sales of portfolio securities by a Fund will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where a Fund acquires a put or writes a call thereon or otherwise engages in a transaction that "tolls" the Fund's holding period. Other gains or losses on the sale of securities will be short-term capital gains or losses. The amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

A capital gains distribution or dividend will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution would be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal income tax purposes.

Any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the
Fund will realize a short-term capital gain or loss,

                                                                             24

depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

The amount of any gain or loss realized by a Fund on closing out a futures contract will generally result in a realized capital gain or loss for tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. In this regard, they will be deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the marked to market rule and the "60%/40%" rule. Code Section 1259 requires the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g., debt instruments and stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

Currency transactions may be subject to Section 988 of the Code, under which foreign currency gains or losses would generally be computed separately and treated as ordinary income or losses. The Funds will attempt to monitor Section
988 transactions to avoid an adverse tax impact.

Foreign Shareholders

Under the Code, distributions of net investment income (including distributions of short-term capital gains) by a Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S.
withholding tax (at the rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gains derived by non-resident aliens or foreign entities that are not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax if the individual is physically present in the U.S. for more than 182 days during the taxable year (in which case the individual may be treated as a U.S. resident in any event).

Other Matters

Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules such as the original issue discount and marked to market rules that would result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the
Funds, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

                                                                              25

                          CALCULATION OF TOTAL RETURN

Average Annual Total Return

Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

        P(1 + T)(n) = ERV

        Where: "P" represents a hypothetical initial investment of $1,000; "T"
        represents average annual total return; "n" represents the number of years; and "ERV" represents the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.  Dividends and other distributions are assumed to be in shares at the prices in effect on the reinvestment dates.  ERV will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent month prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after taxes on distributions)

The Funds' quotations of average annual total returns (after taxes on distributions) reflect the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

        P(1 + T)(n) = ATV(D)

        Where: "P" represents a hypothetical initial investment of $1,000; "T"
        represents average annual total return (after taxes on distributions);
        "n" represents the number of years; and "ATV(D)" represents the ending value of the hypothetical initial investment after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after taxes on distributions and redemption)

The Funds' quotations of average annual total returns (after taxes on distributions and redemption) reflect the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

        P (1 + T)(n) = ATV(DR)

        Where: "P" represents a hypothetical initial investment of $1,000; "T"
        represents average annual total return (after taxes on distributions and redemption); "n" represents the number of years; and "ATV(DR)"
        represents the ending redeemable value of the hypothetical initial investment after taxes on distributions and redemption. Dividends and other distributions are

                                                                             26

        assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Other information

Performance data of the Funds quoted in advertising and other promotionalmaterials represents past performance and are not intended to predict or indicate future results. The return and principal value of an investment in
aFund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials, the Funds may compare their performance with data published by Lipper, Inc., CDA
Investment Technologies, Inc., Morningstar, Inc. and others. The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA,
Morningstar, and others. Advertising and promotional materials also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street
Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                              GENERAL INFORMATION

The Trust was organized as a statutory trust under the laws of Delaware on
June 8, 2004 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust is an open-end management investment company registered under the 1940 Act.  The
Trust currently offers shares of beneficial interest in various series.
Currently, the Trust offers shares of the three series described in this
SAI.  The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees.  In accordance with the 1940 Act (1) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (2) if, as a result of a vacancy in the Board, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Shares of the Funds

Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of a Fund or the Trust, shareholders of the
Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such basis as the Trustees in their sole discretion may determine.  Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

The Trust is generally not required to hold shareholder meetings.  However, as provided in the Agreement and Declaration of Trust of the Trust (the
"Declaration") and the Bylaws of the Trust, shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable, including changing fundamental policies, electing or removing Trustees, and approving or

                                                                              27

amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the
Declaration. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held within a reasonable time after the date set for the original meeting without the necessity of further notice. The
Declaration specifically authorizes the Board to terminate the Trust (or any of its series) by notice to the shareholders without shareholder approval.

When certain matters affect one series or class but not another, the shareholders will vote as a series or class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the advisory agreement is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds.

As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (a) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (x) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (y) more than 50% of the Trust's outstanding shares.
Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

Principal Shareholders

As of [______], 2004, the persons set forth below were known by the Trust to own of record or beneficially 5% or more of the shares, as applicable, of the indicated Funds:

[_____________________________]

Custodian

[_________________] (the "Custodian") has been retained as custodian for the
Funds. With regard to each Fund, the Custodian, among other things: maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund; and pays all expenses of the Fund. For its services, the
Custodian receives a customary fee.

Independent Auditors and Counsel

[______________] LLP serves as the independent auditors for the Trust.
[__________] LLP provides audit services, tax return preparation and assistance and consultation in connection with certain Commission filings. Its office is located at [_______________________________].

                                                                              28

Paul, Hastings, Janofsky & Walker LLP serves as legal counsel for the Trust and
PRIMECAP Management Company. Its office is located at 515 South Flower Street,
Los Angeles, California 90071.

[________________________] serves as legal counsel for the independent trustees of the Trust. Its office is located at [_____________________________________].

Registration Statement

The Registration Statement, including the Prospectus, the Statement of
Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the
Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration
Statement.

                                                                              29

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

[To be filed by amendment].

                                                                              30

     _____________________________________________________________________

                                    PART C

                               Other Information

     _____________________________________________________________________

Item 23.   Exhibits

(a)   Agreement and Declaration of Trust

(b)   By-Laws

(c)   Instruments Defining Rights of Security Holder - not applicable

(d)   Form of Investment Advisory Agreement

(e)   Form of Distribution Agreement (A)

(f)   Bonus or Profit Sharing Contracts - not applicable

(g)   Form of Custody Agreement (A)

(h)   Other Material Contracts

      (1)  Form of Administrative Services Agreement (A)

      (2)  Form of Transfer Agent Agreement (A)

      (3)  License Agreement between PRIMECAP Odyssey Funds and PRIMECAP
           Management Company

(i)   Legal Opinion and Consent (A)

(j)   Other Opinions - Independent Auditors' Consent (A)

(k)   Omitted Financial Statements - not applicable

(l)   Initial Capital Agreement (A)

(m)   Distribution Plans - not applicable

(n)   Rule 18f-3 Plan - not applicable

(o)   Reserved

(p)   Code of Ethics - PRIMECAP Odyssey Funds (A)

---------------------------------------------------
(A)   To Be Filed by Amendment

Item 24.  Persons Controlled by or Under Common Control with the Funds

Not applicable.

Item 25.  Indemnification

Article 6 of the Registrant's By-Laws, filed as an Exhibit to this
Registration Statement, states as follows:

      6.1  Indemnification.  The Trust shall promptly indemnify and hold harmless each of its trustees and officers, and may indemnify and hold harmless any of its employees and agents, against any liabilities or expenses (collectively, "Liability") actually and

      reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Trust, to the fullest extent permitted by the Declaration of Trust and the laws of the State of
      Delaware, the Securities Act of 1933, and the 1940 Act, as now or
      hereafter in effect, subject to the provisions of paragraphs (a) and (b)
      of this Section 6.1. The Board of Trustees may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time these By-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these By-laws shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

      (a)  Special Condition.  With respect to Liability to the Trust or its
      Holders, and subject to applicable state and federal law, a trustee or officer shall be indemnified and held harmless pursuant to this Section
      6.1 against any Liability to the Trust or its Holders unless such
      Liability arises by reason of his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office as defined in Section 17(h) of the 1940 Act
      ("disabling conduct").

      (b)  Special Process Condition.  With respect to Liability to the Trust or its Holders, no indemnification shall be made unless a determination has been made by reasonable and fair means that the trustee or officer has not engaged in disabling conduct.  In making such a determination, the Board of Trustees shall act in conformity with then applicable law and administrative interpretations, and shall afford a trustee requesting indemnification who is not an "interested person" of the
      Trust, as defined in Section 2(a)(19) of the 1940 Act, a rebuttable presumption that such trustee did not engage in disabling conduct while acting in his or her capacity as a trustee.

      6.2  Advancement of Expenses.  The Trust shall promptly advance funds to its trustees and officers, and may advance funds to its employees and agents, to cover expenses they incur with respect to any proceeding arising out of or in connection with their service to the Trust, to the fullest extent permitted by the Declaration of Trust and the laws of the
      State of Delaware, the Securities Act of 1933, and the 1940 Act, as now
      or hereafter in effect.

      (a)  Affirmation of Conduct.  A request by a trustee or officer for advancement of funds pursuant to this Section 6.2 shall be accompanied by the trustee's or officer's written affirmation of his or her good faith belief that he or she met the standard of conduct necessary for indemnification, and such other statements, documents or undertakings as may be required under applicable law.

      (b)  Special Conditions to Advancement.  With respect to Liability to the Trust or its Holders, and subject to applicable state and federal law, a trustee or officer shall be entitled to advancements of expenses pursuant to this Section 6.2 against any Liability to the Trust or its
      Holders if (1) the Trust has obtained assurances required under applicable law, such as by obtaining insurance or receiving collateral provided by the trustee or officer, that the advance will be repaid if the trustee or officer is found to have engaged in disabling conduct, or
      (2) the Board has a reasonable belief that the trustee or officer has not engaged in disabling conduct and ultimately will be entitled to indemnification.  In forming such a reasonable belief, the Board of
      Trustees shall act in conformity with then applicable law and administrative interpretations, and shall afford a trustee requesting an advance who is not an "interested person" of the Trust, as defined in
      Section 2(a)(19) of the 1940 Act, a rebuttable presumption that such trustee did not engage in disabling conduct while acting in his or her capacity as a trustee.

      6.3  Insurance.  The Trust shall purchase and maintain in effect one or more policies of insurance on behalf of its trustees and officers in such amounts and with such coverage as shall be determined from time to time by the Board of Trustees, and may purchase and maintain such insurance for any of its employees and agents, issued by a reputable insurer or insurers, against any expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Trust, with customary limitations and exceptions, whether or not the Trust would have the power to indemnify such person against such expenses pursuant to this
      Article 6.

      6.4  General Provisions.

      (a)  Non-Exclusive Rights.  The provisions for indemnification of, and advancement of expenses to, trustees and officers of the Trust set forth in this Article 6 shall not be deemed exclusive of any other contractual or legal rights to which a trustee or officer may otherwise be entitled.

      (b)  Continuation of Provisions.  The provisions of this Article 6 shall continue as to a person who has ceased to provide service to the Trust and shall inure to the benefit of his or her spouses, heirs, assigns, devisees, executors, administrators and legal representatives.  No amendment of the Declaration of Trust or By-Laws of the Trust shall limit or eliminate the right of a person to indemnification, advancement of expenses and insurance set forth in this Article 6 with respect to his or her acts, omissions or service to the Trust occurring prior to such amendment.

      6.5  Definitions.  For purposes of this Article 6, the following terms shall have the following meanings:

      (a) "Expenses" shall include without limitation all judgments, penalties, fines, amounts paid or to be paid in settlement, ERISA excise taxes, liabilities, losses, interest, expenses of investigation, attorneys' fees, retainers, court costs, transcript costs, fees of experts and witnesses, expenses of preparing for and attending depositions and other proceedings, travel expenses, duplicating costs, printing and binding costs, telephone charges, postage, delivery service fees, and all other costs, disbursements or expenses of the type customarily incurred in connection with prosecuting, defending, preparing to prosecute or defend, investigating, or acting as a witness in a proceeding.

      (b) The term "proceeding" shall include without limitation any threatened, pending or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, investigation, hearing, or other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative or investigative.

      (c) A person's "service to the Trust" shall include without limitation his or her service as a trustee, officer, employee, agent or representative of the Trust, and his or her service at the request of the Trust as a trustee, officer, employee, agent or representative of another trust, partnership, joint venture, trust, employee benefit plan or other enterprise.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the
Registrant furnishes the following undertaking:

      Insofar as indemnification for liabilities arising under the Securities
      Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the
      Registrant has been advised that in the opinion of the Securities and
      Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the
      Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

To the knowledge of Registrant none of the directors or officers of the
Investment Manager is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.   Principal Underwriter

(a)   Registrant's distributor, [___________________] (the "Distributor") acts as distributor for [______________________] pursuant to distribution agreements dated [______________].

(b)   The following are the directors and officers of the Distributor.  Unless otherwise noted, the business address of each director or officer is
[________________________].

--------------------------------------------------------------------------------
Name            Position and Offices with            Position and Offices with
                Distributor                          Registrant
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Item 28.   Location of Accounts and Records

The accounts, books, or other documents required to be maintained by Section
31(a) of the Investment Company Act of 1940, as amended (the "Investment Company
Act") will be kept by the Registrant at 225 South Lake Avenue, Suite 400,
Pasadena, CA 91101-3005.

Item 29.   Management Services

There are no management-related service contracts not discussed in Parts A and
B.

Item 30.   Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pasadena, the State of
California, on this 28th day of June, 2004.

                               PRIMECAP ODYSSEY FUNDS

                               By:  /s/ Mitchell J. Milias
                                    ----------------------
                                    Mitchell J. Milias
                                    President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Mitchell J. Milias                                   June 28, 2004
---------------------------
Mitchell J. Milias         President, Trustee

/s/ Howard B. Schow                                      June 28, 2004
---------------------------
Howard B. Schow            Trustee

/s/ David H. Van Slooten                                 June 28, 2004
---------------------------
David H. Van Slooten       Chief Financial Officer and Secretary